Investor A C Institutional and Class R [Member] Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic Retirement Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.29%	[1]
Component2 Other Expenses	0.00%	[2],[3]
Other Expenses (as a percentage of Assets):	0.29%	[1],[2],[3],[4]
Acquired Fund Fees and Expenses	0.18%	[1],[3]
Expenses (as a percentage of Assets)	1.02%	[3]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.84%	[1],[2]
Investor C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.29%	[1]
Component2 Other Expenses	0.00%	[2],[3]
Other Expenses (as a percentage of Assets):	0.29%	[1],[2],[3],[4]
Acquired Fund Fees and Expenses	0.18%	[1],[3]
Expenses (as a percentage of Assets)	1.77%	[3]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.59%	[1],[2]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.29%	[1]
Component2 Other Expenses	0.00%	[2],[3]
Other Expenses (as a percentage of Assets):	0.29%	[1],[2],[3],[4]
Acquired Fund Fees and Expenses	0.18%	[1],[3]
Expenses (as a percentage of Assets)	0.77%	[3]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.59%	[1],[2]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.24%	[1]
Component2 Other Expenses	0.00%	[2],[3]
Other Expenses (as a percentage of Assets):	0.24%	[1],[2],[3],[4]
Acquired Fund Fees and Expenses	0.18%	[1],[3]
Expenses (as a percentage of Assets)	1.22%	[3]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.04%	[1],[2]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 231, BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class of the Fund, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2036. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2036 unless approved by a majority of the non-interested trustees of the Trust (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund.

[3]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.

[4]	Other Expenses have been restated to reflect current fees.